Income tax (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Income tax
Deferred tax liabilities	€ 227		€ 227
Income tax expense	429	€ 666
Income tax credited in equity	€ 1,122
Percentage of trade tax	30.00%